Share-Based Compensation	6 Months Ended
Sep. 30, 2018
Compensation Related Costs [Abstract]
Share-Based Compensation

Note 11 - Share-Based Compensation

A total of 124,720,000 ordinary shares were reserved for issuance. On July 10, 2018, the Board of Directors adopted the 2018 option agreement (the “2018 Incentive Plan”), which allows the Group to grant 5,000,000 options to its directors, officers, employees and 28,600,000 options to its third party service providers, at an exercise price of $0.01 per ordinary share and the requisite service period is four years. Twenty-five percent of the option shares shall become vested shares upon optionee’s completion of one year of service measured from July 10, 2018 and the balance of the option shares shall become vested shares in a series of twelve successive equal quarterly installments upon optionee’s completion of each additional quarter of service over the twelve-quarter period measured from the first anniversary of July 10, 2018.

The number of stock options as of September 30, 2018 is as follows:

Options Granted

	Number of shares	Weighted Average Exercise Price	Remaining Contractual Term in Years
	(Unaudited)	(Unaudited)	(Unaudited)
Outstanding, July 10, 2018	-	$-	-
Granted	33,600,000	0.01	-
Exercised	-	-	-
Forfeigted	-	-	-
Canceled	-	-	-
Outstanding, September 30, 2018	33,600,000	$0.01	9.78
Exercisable, September 30, 2018	-	$-	-

Stock Option Valuation Assumptions

The fair value of stock option grants is estimated on the date of grant using the Binomial option pricing model which amounted to $141,651. The following weighted average assumptions were used to value grants made in 2018.

September 30, 2018
(Unaudited)
Exercise Price	$0.01
Expected Terms (years)	10
Volatility	45.59%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.84%

The Company estimated the risk free rates based on the yield to maturity of U.S. Generic Government Notes as at the option respective valuation dates. The expected terms of the stock options are based on the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Company has no history or expectation of paying dividends on its common shares.

The stock-based compensation recognized were $7,956 and $nil during the six months ended September 30, 2018 and 2017, respectively.